Stock Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Nov. 08, 2012	Nov. 13, 2008	Jun. 30, 2015	Jun. 30, 2014	Dec. 08, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income (expense) related to change in fair value of share based compensation			$ 3,300	$ (900)
Dividend paid on shares granted			$ 900	$ 800
Number of shares put back to the company			161,415	0
Payments for shares put back to the company			$ 800
Fair value of common share outstanding			7,349	$ 9,951
Recognized stock based compensation expense			$ 4,170	$ 3,942
Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial allotment					717,747
Additional allotment		1,446,291
Number of shares put back to the company			10,777	3,050
B2/B3 Share exchange			50,689
Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional allotment	2,265,000
Fair value of common share outstanding			$ 7,300	$ 9,300
B2/B3 Share exchange			80,009
Class B Series Three Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			$ 5,400	$ 6,600
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company				197,533
Payments for shares put back to the company			1,900	$ 1,200
Recognized stock based compensation expense			$ 4,200	$ 3,900
Equity Incentive Plan | Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			10,777	3,050
Payments for shares put back to the company			$ 100	$ 31
Equity Incentive Plan | Class B Series Two Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding				$ 600
Equity Incentive Plan | Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			322,019